(21) Discontinued Operations: Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures (Details) (USD $)	Sep. 30, 2012
Details
Disposal Group, Including Discontinued Operation, Cash and Cash Equivalents	$ 237,082
Disposal Group, Including Discontinued Operation, Accounts, Notes and Loans Receivable, Net	452,841
Disposal Group Including Discontinued Operation Accounts Notes Receivable Net	81,389
Disposal Group, Including Discontinued Operation, Other Current Assets	218,593
Current assets from discontinued operations	989,905
Disposal Group, Including Discontinued Operation, Property, Plant, and Equipment, Net	170,894
DisposalGroupIncludingDiscontinuedOperationMonitoringEquipmentNet	153,163
Disposal Group Including Discontinued Operation Deposits	9,218
Disposal Group, Including Discontinued Operation, Goodwill	375,000
Disposal Group, Including Discontinued Operation, Intangible Assets, Net	125,617
Non-current assets from discontinued operations, net of accumulated depreciation of $0 and $2,837,498, respectively	833,892
Disposal Group, Including Discontinued Operation, Accounts Payable	614,557
Disposal Group, Including Discontinued Operation, Accrued Liabilities	561,611
Disposal Group, Including Discontinued Operation, Deferred Revenue, Current	67,613
Disposal Group Including Discontinued Operation Current Portion of Long Term Related-party Debt	138,602
Disposal Group Including Discontinued Operation Current Portion of Long Term Debt	295,067
Current liabilities from discontinued operations	1,677,450
Disposal Group Including Discontinued Operation Long-term Portion of Debt	364,270
Long-term liabilities from discontinued operations	$ 364,270